Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions
Related Party Transactions

NOTE 5 – Related Party Transactions

Office Lease - The Company leases its offices in London from The Doctors Laboratory ("TDL") and has incurred expenses of approximately $134,000,  $139,000 and $141,000 plus VAT during the years ended December 31, 2019, 2018 and 2017, respectively. David Byrne, a non-employee director of the Company is also the CEO of TDL (see Note 6).

Laboratory Testing Services: The Company has received laboratory testing services for its clinical trials provided by TDL and has incurred expenses of approximately $186,000,  $8,000 and $8,000 plus VAT during the years ended December 31, 2019, 2018 and 2017, respectively.

Consulting - A non-employee director of the Company began providing business development consulting services in January 2018. The Company has incurred expenses of approximately $100,000,  $84,000,  $0 during the year ended December 31, 2019, 2018 and 2017, respectively, relating to these consulting services.